CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	$ 219,356	¥ 1,512,945	¥ 3,138,008
Short-term investment	155,551	1,072,867
Accounts receivable	29,119	200,843	355,837
Inventories	61,371	423,287	695,761
Prepayments and other current assets	42,456	292,825	366,191
Amounts due from related parties	820	5,654	60
Total current assets	508,673	3,508,421	4,555,857
Non-current assets
Restricted cash	6,000	41,383
Investments	72,867	502,579	350,380
Property and equipment, net	10,964	75,619	245,314
Goodwill	124,274	857,145	869,421
Intangible assets, net	99,993	689,669	745,851
Deferred tax assets	283	1,951	2,000
Right-of-use assets, net	19,284	133,004	422,966
Other non-current assets	7,668	52,885	80,220
Total non-current assets	341,333	2,354,235	2,716,152
Total assets	850,006	5,862,656	7,272,009
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB11,765 and RMB8,813 as of December 31, 2021 and 2022, respectively)	17,376	119,847	240,815
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB14,262 and RMB5,892 as of December 31, 2021 and 2022, respectively)	2,414	16,652	20,680
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB18,727 and RMB16,624 as of December 31, 2021 and 2022, respectively)	46,868	323,259	370,531
Amounts due to related parties	3,950	27,242	13,967
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB1,005 and RMB929 as of December 31, 2021 and 2022, respectively)	3,164	21,826	16,747
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB74 and RMB78 as of December 31, 2021 and 2022, respectively)	11,539	79,586	214,843
Total current liabilities	85,311	588,412	877,583
Non-current liabilities
Deferred tax liabilities	16,447	113,441	124,450
Deferred income-non current	6,565	45,280	56,180
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB78 and nil as of December 31, 2021 and 2022, respectively)	7,684	52,997	206,303
Total non-current liabilities	30,696	211,718	386,933
Total liabilities	116,007	800,130	1,264,516
Commitments and contingencies
Redeemable non-controlling interests	49,284	339,924	338,587
Shareholders’ equity (deficit)
Ordinary shares	25	173	173
Treasury shares	(97,018)	(669,150)	(22,330)
Additional paid-in capital	1,745,462	12,038,802	11,697,942
Statutory reserves	3,505	24,177	21,352
Accumulated deficit	(956,963)	(6,600,365)	(5,782,169)
Accumulated other comprehensive loss	(10,754)	(74,195)	(255,780)
Total Yatsen Holding Limited shareholders' equity	684,257	4,719,442	5,659,188
Non-controlling interests	458	3,160	9,718
Total shareholders' equity	684,715	4,722,602	5,668,906
Total liabilities, redeemable non-controlling interests and shareholders" equity	$ 850,006	¥ 5,862,656	¥ 7,272,009